Regulatory Matters - Regulatory Proceedings (Details) - USD ($) $ in Thousands			1 Months Ended
	Apr. 06, 2022	Mar. 18, 2022	Jun. 30, 2022	May 31, 2022
Empire Electric System - Missouri
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)	$ 35,516
Empire Electric System - Empire Wind Facilities
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)	$ 4,000
BELCO
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)		$ 224,056
Annual revenue increase for 2023		$ 226,160
Weighted average cost of capital (percent)		7.16%
Empire Electric System - Kansas
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)				$ (636)
Various
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)			$ 1,000